SHAREHOLDER' EQUITY (Schedule of Fair Value of Options Granted) (Details)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stockholders' Equity Note [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Expected volatility	80.00%	81.00%	64.00%
Risk-free interest rate	1.93%	1.72%	1.50%
Expected life	4 years	6 years 6 months	4 years